Goodwill and Intangible Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Impairment of goodwill		$ 22,951
Effect of foreign currency translation	0	159
Discontinued Operations [Member]
Goodwill [Roll Forward]
Impairment of goodwill		$ 22,951